FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 24, 2012 TO PROSPECTUS DATED JULY 31, 2012

The following replaces the Fixed Income Fund’s “Investment Objective” on page 6 of the Prospectus:

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

The following replaces the first sentence of the Fixed Income Fund’s “Principal Investment Strategies” on page 6 of the Prospectus:

The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of it net assets in bonds and other fixed-income securities.

The following replaces the Short-Intermediate U.S. Government Fund’s “Investment Objective” on page 18 of the Prospectus:

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.

The following replaces the first sentence of the Short-Intermediate U.S. Government Fund’s “Principal Investment Strategies” on page 18 of the Prospectus:

The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities.

The following replaces the paragraph “Investment Objectives” under “SECURITIES, TECHNIQUES AND RISKS — Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks” on page 53 of the Prospectus:

INVESTMENT OBJECTIVES. A Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval, except for the Fixed Income Fund’s and Short-Intermediate U.S. Government Fund’s investment objectives, which may not be changed without shareholder approval. Shareholders will be notified of any changes to a Fund’s investment objective, which do not require their approval. Any changes to a Fund’s investment objective may result in a Fund having an investment objective different from the investment objective that the shareholder considered appropriate at the time of investment in the Fund.

The following supplements the information under “ADVISORY FEES” on page 36 of the Prospectus:

Effective August 24, 2012, the contractual fee rates under Northern Funds’ Advisory Agreement will be reduced for the Fixed Income Fund and Short-Intermediate U.S. Government Fund. On and after that date, as compensation for advisory services and assumption of related expenses under the Advisory Agreement, the Funds’ Investment Adviser will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of each Fund’s respective average daily net assets):

Fund	Contractual Rate
	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Fixed Income	0.40%	0.38%	0.36%
Short-Intermediate U.S. Government	0.40%	0.38%	0.36%

The information under “Fees and Expenses of the Fund” in the section entitled “FUND SUMMARIES — Fixed Income Fund” on page 6 of the Prospectus is amended and restated as follows, effective August 24, 2012:

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses in the table have been restated to reflect the fees that will apply effective August 24, 2012.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%
Other Expenses		0.28%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.03%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(2)		0.72%
Expense Reimbursement(1)		(0.23)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)		0.49%

(1) Northern Trust Investments, Inc. (the “Investment Adviser”) has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.45%. This contractual limitation may not be terminated before July 31, 2013 without the approval of the Board of Trustees.

(2) The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

The first paragraph under “Example” in the section entitled “FUND SUMMARIES — Fixed Income Fund” on page 6 of the Prospectus is amended and restated as follows, effective August 24, 2012:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$207	$378	$873

The information under “Fees and Expenses of the Fund” in the section entitled “FUND SUMMARIES — Short-Intermediate U.S. Government Fund” on page 18 of the Prospectus is amended and restated as follows, effective August 24, 2012:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses in the table have been restated to reflect the fees that will apply effective August 24, 2012.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%
Other Expenses		0.29%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(2)		0.73%
Expense Reimbursement(1)		(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement(2)		0.44%

(1) Northern Trust Investments, Inc. (the “Investment Adviser”) has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.40%. This contractual limitation may not be terminated before July 31, 2013 without the approval of the Board of Trustees.

(2) The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

The first paragraph under “Example” in the section entitled “FUND SUMMARIES — Short-Intermediate U.S. Government Fund” on page 18 of the Prospectus is amended and restated as follows, effective August 24, 2012:

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$204	$377	$879

NORTHERN FUNDS PROSPECTUS

FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	FIX SPT (8/12)

NORTHERN FUNDS PROSPECTUS